Document And Entity Information	Jan. 03, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 03, 2023
Entity Registrant Name	Arcadia Biosciences, Inc.
Entity Central Index Key	0001469443
Entity Emerging Growth Company	false
Securities Act File Number	001-37383
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0571538
Entity Address, Address Line One	202 Cousteau Place
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Davis
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95618
City Area Code	530
Local Phone Number	756-7077
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	RKDA
Security Exchange Name	NASDAQ
Amendment Description	On November 30, 2022, Arcadia Biosciences, Inc. (the “Company”) filed a Current Report on Form 8-K (“Original Form 8-K”) to report, among other things, the appointment of Thomas J. Schaefer as the Company’s chief financial officer, effective January 3, 2023 (“Effective Date”). The Company is filing this Form 8-K/A to amend the Original Form 8-K to disclose new compensation information for Mr. Schaefer in connection with his appointment.